Trade Receivables (Details) - Schedule of Movement in Lifetime ECL that has Been Recognised for Trade Receivables in Accordance - shares	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Movement In Lifetime Ecl That Has Been Recognised For Trade Receivables In Accordance Abstract
Collectively assessed	1,889,554
Individually assesse	57,831